SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 TWD ($)
Product Information [Line Items]
Accumulated deficit	$ 43,093,099	$ 43,000,000	$ 41,361,401
Cash, FDIC Insured Amount					$ 3
Revenues	882,269		1,917,848
Inventory reserve	0		0
Depreciation expense	8,959		15,016
Stock-based compensation expense	93,900	$ 88,000
Previously Reported [Member]
Product Information [Line Items]
Accumulated deficit			41,361,401	$ 38,322,456
Revenues			1,917,848
Inventory reserve			0	0
Depreciation expense			15,016	25,695
Impairment of long-lived assets			0	0
CDIC insurance limit			3,000,000
Allowance for doubtful accounts			0	0
Stock-based compensation expense			801,908	165,167
Customer One [Member] | Previously Reported [Member]
Product Information [Line Items]
Account receivable			492,752	76,063
Chunghwa Telecom [Member]
Product Information [Line Items]
Account receivable			492,752
Revenues	$ 527,256		786,686
Chunghwa Telecom [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenues			786,686	414,415
Taiwan Stock Exchange Corporation [Member]
Product Information [Line Items]
Revenues			260,946
Taiwan Stock [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenues			$ 260,946
Siemens [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenues				$ 159,048
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member] | Previously Reported [Member]
Product Information [Line Items]
Percentage of concentration risk			95.00%	77.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member]
Product Information [Line Items]
Percentage of concentration risk			95.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member] | Minimum [Member]
Product Information [Line Items]
Percentage of concentration risk	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Percentage of concentration risk			53.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Percentage of concentration risk			55.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Customers [Member] | Minimum [Member]
Product Information [Line Items]
Percentage of concentration risk	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Customers [Member] | Minimum [Member] | Previously Reported [Member]
Product Information [Line Items]
Percentage of concentration risk			10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member] | Previously Reported [Member]
Product Information [Line Items]
Percentage of concentration risk			55.00%	39.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member]
Product Information [Line Items]
Percentage of concentration risk	60.00%		41.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member] | Previously Reported [Member]
Product Information [Line Items]
Percentage of concentration risk			41.00%	28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Taiwan Stock Exchange Corporation [Member]
Product Information [Line Items]
Percentage of concentration risk			14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Taiwan Stock [Member] | Previously Reported [Member]
Product Information [Line Items]
Percentage of concentration risk			14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Siemens [Member] | Previously Reported [Member]
Product Information [Line Items]
Percentage of concentration risk				11.00%